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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 6/30/2009

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                   Conshohocken, PA   07/06/2009
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          91

Form 13F Information Table Value Total:    $351,476
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                        7/1/2009

                                    COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
                                    --------  ---------  --------  -------------  ----------  --------  ------------------
                                                                                                         VOTING AUTHORITY
                                    TITLE OF              VALUE    SHRS OR  PUT/  INVESTMENT    OTHER   ------------------
                                      CLASS     CUSIP    (x1000)   PRN AMT  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                    --------  ---------  -------   -------  ----  ----------  --------  ----  ------  ----
Aaron Rents Inc.                      Stock   2535201      4,610   154,586           Sole        N/A    Shared
                                                                                     ----
Abbot Labs                            Stock   2824100      2,817    59,890           Sole        N/A    Shared
                                                                                     ----
Aeropostale, Inc.                     Stock   7865108      7,997   233,363           Sole        N/A    Shared
AK Steel Holding Corp                 Stock   1547108        210    10,950           Sole
Allegiant Travel                      Stock   01748x102    5,450   137,497           Sole        N/A    Shared
                                                                                     ----
Alliance Data Sys                     Stock   18581108     4,589   111,417           Sole        N/A    Shared
Alliance One International Inc.       Stock   18772103       119    31,270           Sole        N/A    Shared
Alliant Techsystems Inc.              Stock   18804104     6,291    76,380           Sole        N/A    Shared
AmSurg Corp.                          Stock   03232p405    6,116   285,279           Sole        N/A    Shared
Amedisys Inc.                         Stock   023436108    3,796   114,953           Sole        N/A    Shared
American Financial Group              Stock   025932104    3,538   163,926           Sole        N/A    Shared
Amerigroup Corp.                      Stock   03073T102      238     8,854           Sole        N/A    Shared
AmerisourceBergen Corp.               Stock   03073E105    4,849   273,358           Sole        N/A    Shared
Ametek, Inc.                          Stock   031100100    3,287    95,045           Sole        N/A    Shared
Amphenol Corp.                        Stock   032095101    2,924    92,247           Sole        N/A    Shared
Amtrust Financial Services Inc.       Stock   032359309    5,748   504,196           Sole        N/A    Shared
Apache, Inc.                          Stock   037411105    2,125    29,450           Sole        N/A    Shared
Becton, Dickinson & Co                Stock   075887109    3,701    51,894           Sole        N/A    Shared
Big Lots Inc.                         Stock   89302103     2,073    98,563           Sole        N/A    Shared
Brady Corp                            Stock   104674106    2,639   105,057           Sole        N/A    Shared
Brinker International Inc             Stock   109641100      203    11,900           Sole        N/A    Shared
Broadridge Financial Solutions        Stock   11133T103    4,233   255,318           Sole        N/A    Shared
Buckle, Inc.                          Stock   118440106   10,656   335,407           Sole        N/A    Shared
CF Insustries Holdings, Inc.          Stock   125269100    3,460    46,674           Sole        N/A    Shared
Check Point Software                  Stock   M24651040    3,440   146,570           Sole        N/A    Shared
Chubb Group                           Stock   171232101    1,828    45,843           Sole        N/A    Shared
Conagra Foods                         Stock   205887102    3,280   172,089           Sole        N/A    Shared
Conoco Phillips                       Stock   20825c104    3,327    79,112           Sole        N/A    Shared
CSG Systems International             Stock   126349109    5,324   402,107           Sole        N/A    Shared
Deckers Outdoor Corp.                 Stock   243537107    5,474   103,208           Sole        N/A    Shared
CVS/Caremark Corp                     Stock   126650100    3,035    95,226           Sole        N/A    Shared
Deckers Outdoor Corp.                 Stock   243537107    3,977    56,590           Sole        N/A    Shared
Dell Computers                        Stock   24702R101    2,574   187,477           Sole        N/A    Shared
Devon Energy Corp.                    Stock   25179m103    3,091    56,710           Sole        N/A    Shared
Dollar Tree Stores Inc.               Stock   256746108    5,612   133,312           Sole        N/A    Shared
Ebay, Inc.                            Stock   278642103    2,821   164,694           Sole        N/A    Shared
EZCORP, Inc.                          Stock   302301106    6,719   623,254           Sole        N/A    Shared
Endo Pharmaceuticals Holdings Inc.    Stock   29264f205    9,562   533,604           Sole        N/A    Shared
Energen Corp.                         Stock   29265N108    5,556   139,258           Sole        N/A    Shared
Ensco International, Inc.             Stock   26874q100    3,163    90,713           Sole        N/A    Shared
FMC Corp.                             Stock   302491303    3,323    70,244           Sole        N/A    Shared
Family Dollar Stores                  Stock   307000109    6,444   227,710           Sole        N/A    Shared
Forest Lab Inc.                       Stock   345838106    2,715   108,142           Sole        N/A    Shared
Fossil, Inc.                          Stock   349882100    9,862   409,532           Sole        N/A    Shared


FPL Group Inc.                        Stock   302571104    3,694    64,974           Sole        N/A          Shared
Freeport-McMoRan Copper& Gold         Stock   35671D857    3,504    69,930           Sole        N/A          Shared
General Dynamics                      Stock   369550108    4,061    73,320           Sole        N/A          Shared
Global Payments Inc.                  Stock   37940X102    5,650   150,833           Sole        N/A          Shared
HCC Insurance Holdings                Stock   404132102    3,520   146,617           Sole        N/A          Shared
Harris Corporation                    Stock   413875105    1,949    68,721           Sole        N/A          Shared
Hewlett Packard                       Stock   428236103    3,116    80,629           Sole        N/A          Shared
Insite Vision Inc.                    Stock   457660108       83   212,461           Sole        N/A          Shared
International Business Machines       Stock   459200101    4,910    47,023           Sole        N/A          Shared
ITT Educational Services              Stock   45068B109    3,683    36,591           Sole        N/A          Shared
j2 Global Communications Inc.         Stock   46626E205    5,974   264,807           Sole        N/A          Shared
Jos. A Bank Clothiers, Inc.           Stock   480838101    7,509   217,893           Sole        N/A          Shared
Kimberly-Clark                        Stock   494368103    3,474    66,256           Sole        N/A          Shared
Kirby Corp.                           Stock   497266106    3,698   116,327           Sole        N/A          Shared
Knight Capital                        Stock   499005106    9,077   532,364           Sole        N/A          Shared
MDU Resources Group Inc               Stock   552690109    3,408   179,672           Sole        N/A          Shared
McDonalds                             Stock   580135101    3,793    65,976           Sole        N/A          Shared
Molson Coors Brewing Company          Stock   60871R209    2,698    63,741           Sole        N/A          Shared
Murphy Oil                            Stock   626717102    1,960    36,077           Sole        N/A          Shared
NII Holdings Inc                      Stock   62913F201    5,255   275,568           Sole        N/A          Shared
Neustar, Inc                          Stock   64126X201    7,004   316,081           Sole        N/A          Shared
Newfield Exploration                  Stock   651290108    3,239    99,130           Sole        N/A          Shared
Noble Corp.                           Stock   G65422100    2,964    97,974           Sole        N/A          Shared
Omnicare                              Stock   681904108    9,095   353,082           Sole        N/A          Shared
Open Text Corp.                       Stock   683715106    2,731    74,977           Sole        N/A          Shared
OptionsXpress Holdings, Inc.          Stock   684010101    2,823   181,755           Sole        N/A          Shared
PNM Resources Inc                     Stock   69349H107      185    17,295           Sole        N/A          Shared
Prosperity Bancshares Inc             Stock   743606105    5,929   198,749           Sole        N/A          Shared
Radio Shack Corporation               Stock   750438106      140    10,040           Sole        N/A          Shared
Ralcorp Holdings                      Stock   751028101    4,203    68,998           Sole        N/A          Shared
Riverbed Technology Inc               Stock   768573107      217     9,340           Sole        N/A          Shared
Rowan Companies Inc                   Stock   779382100    3,199   165,577           Sole        N/A          Shared
Semtech Corp                          Stock   816850101      183    11,515           Sole        N/A          Shared
Sepracor Inc                          Stock   817315104      262    15,120           Sole        N/A          Shared
Sigma Aldrich                         Stock   826552101    6,578   132,726           Sole        N/A          Shared
Sigma designs Inc                     Stock   826565103    4,319   269,249           Sole        N/A          Shared
Stifel Financial Corp.                Stock   860630102    2,652    55,143           Sole        N/A          Shared
Sunoco Inc.                           Stock   86764p109    1,720    74,148           Sole        N/A          Shared
Symmetricom Inc                       Stock   871543104      204    35,280           Sole        N/A          Shared
Synopsys Inc                          Stock   871607107    3,017   154,639           Sole        N/A          Shared
Syntel, Inc.                          Stock   87162h103    4,717   150,023           Sole        N/A          Shared
Terra Industries                      Stock   880915103    4,361   180,042           Sole        N/A          Shared
True Religion Apparel Inc.            Stock   89784N104    5,803   260,229           Sole        N/A          Shared


United Technologies                   Stock   913017109    2,050    39,446           Sole        N/A    Shared
Universal Corp.                       Stock   913456109      264     7,961           Sole        N/A    Shared
Universal Health Services Inc.        Stock   913903100    5,550   113,623           Sole        N/A    Shared
Varian Medical Systems                Stock   92220p105    2,951    83,967           Sole        N/A    Shared
World Fuel Services                   Stock   981475106    6,778   164,404           Sole        N/A    Shared